JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.4%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc. *	32	16,642
HEICO Corp., Class A	143	30,185
Howmet Aerospace, Inc.	108	14,016
Woodward, Inc.	110	20,124
		80,967
Automobiles — 0.2%
Thor Industries, Inc.	102	7,726
Banks — 3.4%
Columbia Banking System, Inc.	517	12,884
Fifth Third Bancorp	914	35,834
First Citizens BancShares, Inc., Class A	22	41,306
M&T Bank Corp.	223	39,799
NU Holdings Ltd., Class A (Brazil) *	1,293	13,244
Regions Financial Corp.	1,357	29,483
		172,550
Beverages — 1.1%
Constellation Brands, Inc., Class A	109	20,041
Keurig Dr Pepper, Inc.	1,041	35,609
		55,650
Biotechnology — 2.0%
Alkermes plc *	219	7,231
Alnylam Pharmaceuticals, Inc. *	111	30,017
Blueprint Medicines Corp. *	71	6,236
Insmed, Inc. *	189	14,437
Natera, Inc. *	182	25,776
Neurocrine Biosciences, Inc. *	91	10,012
Revolution Medicines, Inc. *	122	4,298
Vaxcyte, Inc. *	59	2,241
Viking Therapeutics, Inc. *	181	4,381
		104,629
Building Products — 1.8%
AAON, Inc.	133	10,342
Carlisle Cos., Inc.	98	33,376
Fortune Brands Innovations, Inc.	501	30,522
Simpson Manufacturing Co., Inc.	64	10,082
Trane Technologies plc	24	8,194
		92,516
Capital Markets — 7.4%
Ameriprise Financial, Inc.	124	60,069
Ares Management Corp.	174	25,570
Blue Owl Capital, Inc.	1,023	20,511
Coinbase Global, Inc., Class A *	43	7,416
FactSet Research Systems, Inc.	39	17,564
Interactive Brokers Group, Inc., Class A	82	13,539

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Jefferies Financial Group, Inc.	210	11,234
LPL Financial Holdings, Inc.	81	26,615
Moody's Corp.	17	7,907
MSCI, Inc.	34	19,134
Northern Trust Corp.	108	10,642
Raymond James Financial, Inc.	448	62,191
Robinhood Markets, Inc., Class A *	322	13,409
State Street Corp.	533	47,706
TPG, Inc.	146	6,902
Tradeweb Markets, Inc., Class A	184	27,345
		377,754
Chemicals — 0.7%
RPM International, Inc.	291	33,638
Commercial Services & Supplies — 1.1%
Copart, Inc. *	297	16,804
MSA Safety, Inc.	65	9,621
Veralto Corp.	320	31,152
		57,577
Communications Equipment — 0.1%
Ciena Corp. *	117	7,078
Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	38	12,254
Quanta Services, Inc.	88	22,438
		34,692
Construction Materials — 1.0%
Eagle Materials, Inc.	64	14,261
Martin Marietta Materials, Inc.	78	37,160
		51,421
Consumer Finance — 0.3%
Discover Financial Services	86	14,708
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	51	21,895
Kroger Co. (The)	631	42,721
Performance Food Group Co. *	139	10,919
US Foods Holding Corp. *	266	17,441
		92,976
Containers & Packaging — 2.6%
Ball Corp.	500	26,014
Graphic Packaging Holding Co.	677	17,573
International Paper Co.	779	41,568
Packaging Corp. of America	104	20,646
Silgan Holdings, Inc.	548	28,016
		133,817

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 1.0%
Genuine Parts Co.	280	33,373
Pool Corp.	51	16,073
		49,446
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	160	20,278
Electric Utilities — 1.8%
PG&E Corp.	2,520	43,302
Xcel Energy, Inc.	703	49,751
		93,053
Electrical Equipment — 3.0%
Acuity, Inc.	121	31,837
AMETEK, Inc.	388	66,754
Hubbell, Inc.	130	43,166
Vertiv Holdings Co., Class A	192	13,824
		155,581
Electronic Equipment, Instruments & Components — 3.3%
Flex Ltd. *	258	8,544
Jabil, Inc.	227	30,923
TD SYNNEX Corp.	322	33,451
Teledyne Technologies, Inc. *	129	64,252
Zebra Technologies Corp., Class A *	114	32,223
		169,393
Energy Equipment & Services — 1.0%
Baker Hughes Co.	831	36,516
TechnipFMC plc (United Kingdom)	495	15,697
		52,213
Entertainment — 1.4%
ROBLOX Corp., Class A *	219	12,784
Take-Two Interactive Software, Inc. *	151	31,326
Warner Music Group Corp., Class A	906	28,399
		72,509
Financial Services — 2.7%
Block, Inc. *	309	16,786
Fidelity National Information Services, Inc.	820	61,257
MGIC Investment Corp.	1,846	45,733
Rocket Cos., Inc., Class A (a)	997	12,036
		135,812
Food Products — 2.0%
General Mills, Inc.	794	47,485
Hershey Co. (The)	122	20,842
Post Holdings, Inc. *	271	31,548
		99,875

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	290	42,810
Saia, Inc. *	48	16,851
		59,661
Health Care Equipment & Supplies — 2.1%
Cooper Cos., Inc. (The) *	158	13,327
Dexcom, Inc. *	163	11,152
GE HealthCare Technologies, Inc.	406	32,766
Globus Medical, Inc., Class A *	416	30,406
Inspire Medical Systems, Inc. *	35	5,554
Penumbra, Inc. *	44	11,800
		105,005
Health Care Providers & Services — 3.9%
Cencora, Inc.	180	50,096
Henry Schein, Inc. *	645	44,136
Humana, Inc.	105	27,779
McKesson Corp.	33	22,231
Quest Diagnostics, Inc.	314	53,148
		197,390
Health Care REITs — 0.5%
Ventas, Inc.	390	26,823
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	98	22,701
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,871	26,591
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc. *	169	8,500
Darden Restaurants, Inc.	141	29,337
DoorDash, Inc., Class A *	103	18,871
Expedia Group, Inc.	148	24,905
Flutter Entertainment plc (United Kingdom) *	69	15,255
Hilton Worldwide Holdings, Inc.	153	34,795
Las Vegas Sands Corp.	182	7,018
Planet Fitness, Inc., Class A *	165	15,949
		154,630
Household Durables — 1.0%
Garmin Ltd.	45	9,809
Mohawk Industries, Inc. *	283	32,362
Somnigroup International, Inc.	149	8,899
		51,070
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	144	16,917
Insurance — 4.9%
Arch Capital Group Ltd.	593	57,009

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Arthur J Gallagher & Co.	63	21,935
Hartford Insurance Group, Inc. (The)	435	53,851
Loews Corp.	762	70,056
WR Berkley Corp.	663	47,150
		250,001
Interactive Media & Services — 0.5%
IAC, Inc. *	572	26,276
IT Services — 2.6%
Cloudflare, Inc., Class A *	153	17,213
Gartner, Inc. *	66	27,732
Globant SA *	39	4,621
GoDaddy, Inc., Class A *	230	41,445
MongoDB, Inc. *	59	10,409
Okta, Inc. *	109	11,455
Snowflake, Inc., Class A *	74	10,777
Twilio, Inc., Class A *	100	9,821
		133,473
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	91	10,625
IQVIA Holdings, Inc. *	196	34,523
Mettler-Toledo International, Inc. *	10	11,985
West Pharmaceutical Services, Inc.	28	6,405
		63,538
Machinery — 4.5%
Dover Corp.	237	41,614
Esab Corp.	143	16,628
Ingersoll Rand, Inc.	610	48,768
ITT, Inc.	405	52,349
Lincoln Electric Holdings, Inc.	189	35,759
Middleby Corp. (The) *	135	20,567
Westinghouse Air Brake Technologies Corp.	67	12,181
		227,866
Media — 0.2%
Trade Desk, Inc. (The), Class A *	204	11,165
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	561	21,219
Multi-Utilities — 3.6%
CMS Energy Corp.	715	53,685
NiSource, Inc.	1,006	40,313
Public Service Enterprise Group, Inc.	249	20,535
WEC Energy Group, Inc.	618	67,395
		181,928
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc.	222	51,339

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Coterra Energy, Inc.	1,502	43,421
Diamondback Energy, Inc.	223	35,669
EOG Resources, Inc.	124	15,859
Williams Cos., Inc. (The)	1,273	76,095
		222,383
Personal Care Products — 0.1%
elf Beauty, Inc. * (a)	108	6,785
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	240	29,817
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	71	7,393
Parsons Corp. *	425	25,184
UL Solutions, Inc., Class A	653	36,823
		69,400
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	314	41,039
Residential REITs — 2.0%
American Homes 4 Rent, Class A	961	36,337
AvalonBay Communities, Inc.	178	38,182
Mid-America Apartment Communities, Inc.	161	26,992
		101,511
Retail REITs — 0.9%
Regency Centers Corp.	616	45,415
Semiconductors & Semiconductor Equipment — 1.4%
Entegris, Inc.	119	10,388
Marvell Technology, Inc.	92	5,640
Monolithic Power Systems, Inc.	9	5,510
ON Semiconductor Corp. *	570	23,206
Onto Innovation, Inc. *	59	7,122
Rambus, Inc. *	163	8,432
Teradyne, Inc.	161	13,285
		73,583
Software — 4.8%
AppLovin Corp., Class A *	124	32,952
Atlassian Corp., Class A *	68	14,526
Confluent, Inc., Class A *	546	12,793
Crowdstrike Holdings, Inc., Class A *	20	6,963
CyberArk Software Ltd. *	43	14,479
Datadog, Inc., Class A *	211	20,945
Gitlab, Inc., Class A *	114	5,346
HubSpot, Inc. *	53	30,254
Monday.com Ltd. *	41	9,859
Nutanix, Inc., Class A *	266	18,589
Palantir Technologies, Inc., Class A *	668	56,423

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Rubrik, Inc., Class A *	92	5,588
Tyler Technologies, Inc. *	27	15,448
		244,165
Specialized REITs — 1.9%
Crown Castle, Inc.	70	7,296
Public Storage	87	26,256
SBA Communications Corp.	141	30,989
Weyerhaeuser Co.	1,115	32,641
		97,182
Specialty Retail — 3.7%
AutoZone, Inc. *	14	54,645
Bath & Body Works, Inc.	632	19,165
Best Buy Co., Inc.	370	27,243
Burlington Stores, Inc. *	90	21,410
Floor & Decor Holdings, Inc., Class A *	89	7,140
Ross Stores, Inc.	159	20,368
Tractor Supply Co.	465	25,602
Ulta Beauty, Inc. *	42	15,412
		190,985
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	487	19,936
On Holding AG, Class A (Switzerland) *	257	11,273
Ralph Lauren Corp.	121	26,646
		57,855
Trading Companies & Distributors — 0.2%
Air Lease Corp.	210	10,141
Total Common Stocks (Cost $3,900,842)		4,932,374
Short-Term Investments — 3.4%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $152,549)	152,517	152,562
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $18,524)	18,524	18,524
Total Short-Term Investments (Cost $171,073)		171,086
Total Investments — 99.8% (Cost $4,071,915)		5,103,460
Other Assets in Excess of Liabilities — 0.2%		12,418
NET ASSETS — 100.0%		5,115,878

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $16,556.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,103,460	$—	$—	$5,103,460

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$100,859	$1,880,593	$1,828,896	$3	$3	$152,562	152,517	$5,132	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	12,384	147,582	141,443	— (c)	1	18,524	18,524	170	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	1,716	16,518	18,234	—	—	—	—	14	—
Total	$114,959	$2,044,693	$1,988,573	$3	$4	$171,086		$5,316	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.